Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Tenet Equity, LP (the “Property Manager”)

Tenet Equity Funding SPE I, LLC

Tenet Equity Funding SPE III, LLC

Tenet Equity Funding SPE IV, LLC

7332 East Butherus Drive, Suite 100

Scottsdale, Arizona 85260

6 October 2025

Re:	Tenet Equity Funding SPE I, LLC, Tenet Equity Funding SPE III, LLC and Tenet Equity Funding SPE IV, LLC (collectively, the “Issuers”)
Net-Lease Mortgage Notes, Series 2025-1 (the “Notes”)
Owned Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Property Manager, Issuers, Truist Securities, Inc., BofA Securities, Inc. and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool consisting of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) relating to the Issuers’ securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Property Manager, on behalf of the Issuers, provided us with:

a.	Electronic data files:
i.	Labeled “2025-1 Data Tape - EY AUP 9.24.25.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 30 September 2025 (the “Preliminary Statistical Cut-off Date”) relating to the Owned Properties and Leases,
ii.	Labeled “2025-1 Data Tape - EY 10.02.25.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 2 October 2025 (the “Statistical Cut-off Date”) relating to the Owned Properties and Leases,
iii.	Labeled “ABS Data Tape vF 10.4.24.xlsx” and the corresponding record layout and decode information, as applicable (the “2024-1 Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information as of 30 September 2024 (the “2024-1 Statistical Cut-off Date”) relating to a pool consisting of fee title to, and leasehold interests in ground leases on, commercial real estate properties and each of the corresponding leases and all payments required thereunder (collectively, the “Related Series Owned Properties and Leases”) and
iv.	Labeled “Exempt Lease Schedule.xlsx” and the corresponding record layout and decode information, as applicable (the “Exempt Property and Lease Data File”), that the Property Manager, on behalf of the Issuers, indicated contains information corresponding to certain Compared Characteristics (as defined herein) relating to Related Series Owned Properties and Leases for which there were certain amendments or other changes between the 2024-1 Statistical Cut-off Date and Preliminary Statistical Cut-off Date related to the corresponding Compared Characteristics,
b.	A schedule and the corresponding record layout and decode information, as applicable (the “Property ID Mapping Schedule”), that the Property Manager, on behalf of the Issuers, indicated contains property ID mapping information relating to the Owned Properties and Leases with changes to the corresponding property IDs, as shown on the Preliminary Data File, Updated Preliminary Data File (as defined in Attachment A) and Data File, between the Preliminary Statistical Cut-off Date and Statistical Cut-off Date,
c.	Electronic data files and the corresponding record layout and decode information, as applicable (collectively, the “Source Schedules”):
i.	Labeled “2025-1 Unit FCCR 9.24.25.xlsx” (the “FCC Schedule File”),
ii.	Labeled “2022-NAICS-Codes.xlsx” (the “NAICS Code Schedule”) and
iii.	Labeled “ABS Lease Combinations – EY.xlsx” (the “Lease Consolidation Schedule”)

that the Property Manager, on behalf of the Issuers, indicated contain information relating to the New 2025-1 Owned Properties and Leases (as defined in Attachment A), as applicable,

d.	Imaged copies of the following items (collectively, the “Source Documents,” together with the Source Schedules, the “Sources”):
i.	The lease agreement or master lease agreement, any corresponding amendments, estoppels or other related documents (collectively, the “Lease Agreement”),
ii.	The appraisal report (the “Appraisal”),

iii.	The corporate guaranty or other related documents (collectively and as applicable, the “Corporate Guaranty”),
iv.	The property condition report (the “Property Condition Report”),
v.	The survey, additional survey, floor plan, site plan or other related documents (collectively and as applicable, the “Survey”),
vi.	The investor committee memorandum (the “Investor Memorandum”) and
vii.	The concept screenshot (the “Concept Screen Shot”),

as applicable, that the Property Manager, on behalf of the Issuers, indicated relate to the New 2025-1 Owned Properties and Leases,

e.	A list of characteristics on the Data File (the “Recalculated Characteristics”), which are described in Attachment A, that the Property Manager, on behalf of the Issuers, instructed us to recalculate using information on the Data File,
f.	The list of relevant characteristics on the 2024-1 Data File, Preliminary Data File, Updated Preliminary Data File and Data File (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A,
g.	A list of characteristics on the Preliminary Data File and Data File (the “Provided Characteristics”), which is shown on Exhibit 2 to Attachment A, on which the Property Manager, on behalf of the Issuers, instructed us to perform no procedures and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File and Data File is the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating, as applicable, certain information that is further described in Attachment A. The Issuers are responsible for the Subject Matter, Preliminary Data File, Data File, 2024-1 Data File, Exempt Property and Lease Data File, Property ID Mapping Schedule, Sources, Recalculated Characteristics, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the 2024-1 Data File, Exempt Property and Lease Data File, Property ID Mapping Schedule, Sources, Provided Characteristics or any other information provided to us or that we were instructed to obtain, as applicable, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Related Series Owned Properties and Leases or Collateral Pool, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Pool,
iii.	Whether the originator(s) of the Collateral Pool complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuers and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 October 2025

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.	For each commercial real estate property and lease on the 2024-1 Data File and Preliminary Data File, we compared the property ID, as shown on the 2024-1 Data File, to the corresponding property ID, as shown on the Preliminary Data File, and noted that:
a.	All of the Related Series Owned Properties and Leases included on the 2024-1 Data File were included on the Preliminary Data File and
b.	51 of the Owned Properties and Leases on the Preliminary Data File were not included on the 2024-1 Data File (the “New 2025-1 Owned Properties and Leases”).

For the purpose of the procedures described in this report, the 51 New 2025-1 Owned Properties and Leases are referred to as New 2025-1 Owned Property and Lease Numbers 1 through 51.

2.	For each Related Series Owned Property and Lease included on the Preliminary Data File, we compared the Compared Characteristics, as shown on the 2024-1 Data File, to the corresponding information, as shown on the Preliminary Data File, subject to the instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us not to compare:

a.	The aggregate unit FCC, monthly rent payment, date of last rent bump and date of next rent bump Compared Characteristics due to the passage of time between the 2024-1 Statistical Cut-off Date and Preliminary Statistical Cut-off Date and
b.	Any unique combination of Compared Characteristic and Related Series Owned Property and Lease, as shown on the Exempt Property and Lease Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 2 of 5

3.	For each New 2025-1 Owned Property and Lease, we compared the Compared Characteristics, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources and/or Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source is listed for a Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Sources that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics. In addition, if a particular Source contained multiple values for the same Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with at least one of the values in the corresponding Source. We performed no procedures to reconcile any differences that may exist between various values in a Source for any Compared Characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

4.	As instructed by the Property Manager, on behalf of the Issuers, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 3. and provided a list of such differences to the Property Manager. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

5.	For each Owned Property and Lease on the Updated Preliminary Data File and Data File, we compared the property ID, as shown on the Updated Preliminary Data File, to the corresponding property ID, as shown on the Data File, in accordance with the information on the Property ID Mapping Schedule, as applicable, subject to the instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item, and noted that:
a.	All of the Owned Properties and Leases were included on both the Updated Preliminary Data File and Data File and
b.	No commercial real estate properties and related leases other than the Owned Properties and Leases were included on the Updated Preliminary Data File or Data File.

Attachment A Page 3 of 5

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore any special characters in the property ID, as shown on the Updated Preliminary Data File and Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Property Manager, on behalf of the Issuers, described in this Item.

6.	For each Owned Property and Lease on the Updated Preliminary Data File and Data File, we compared the Compared Characteristics, as shown on the Updated Preliminary Data File, to the corresponding information, as shown on the Data File, in accordance with the information on the Property ID Mapping Schedule, as applicable, subject to the instruction(s) provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item. All such compared information was found to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us:

a.	To ignore any special characters in the property ID, as shown on the Updated Preliminary Data File and Data File, and
b.	Not to compare the aggregate unit FCC, monthly rent payment, date of last rent bump and date of next rent bump Compared Characteristics due to the passage of time between the Preliminary Statistical Cut-off Date and Statistical Cut-off Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Property Manager, on behalf of the Issuers, described in this Item.

7.	Using:
a.	Information on the Data File and
b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the original lease term (months) (the “Original Lease Term”) of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the Original Lease Term as the difference in months between the original lease expiration and original lease commencement date, both as shown on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Attachment A Page 4 of 5

8.	Using:
a.	Information on the Data File and
b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the remaining lease term (months) (the “Remaining Lease Term”) of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the Remaining Lease Term as the difference in months between the current lease expiration, as shown on the Data File, and Statistical Cut-off Date.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

9.	Using:
a.	Information on the Data File and
b.	The instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in the succeeding paragraph(s) of this Item,

we recalculated the cap rate on appraised value (the “Cap Rate on Appraised Value”) of each Owned Property and Lease. We compared this recalculated information to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to recalculate the Cap Rate on Appraised Value of each Owned Property and Lease (except for any Owned Properties and Leases described in the succeeding paragraph(s) of this Item) as the quotient of the:

i.	Product of:
(a)	The sum of the monthly rent payments for each unique property ID corresponding to the same contract ID, as shown on the Data File, and
(b)	Twelve

divided by

ii.	Sum of the appraised values for each unique property ID corresponding to the same contract ID, as shown on the Data File.

Attachment A Page 5 of 5

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Cap Rate on Appraised Value of <blank> if the related contract ID, as shown on the Data File, had multiple unique property IDs and the Owned Property and Lease was not the first unique property ID listed for that contract ID on the Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described in this Item.

Exhibit 1 to Attachment A Page 1 of 4

Compared Characteristics and Source(s)

Compared Characteristic	Source(s)

Client name	Lease Agreement or Lease Consolidation Schedule

Concept	Investor Memorandum or Concept Screen Shot

Sector	Investor Memorandum

City	Investor Memorandum

State	Investor Memorandum

Zip	Investor Memorandum or Appraisal

Industry	(a) Investor Memorandum or (b) NAICS Code Schedule and Investor Memorandum

Aggregate unit FCC	FCC Schedule File

Monthly rent payment	Lease Agreement and recalculation

Master lease (Y/N)	Lease Agreement or Lease Consolidation Schedule

Corporate guaranty (Y/N)	Corporate Guaranty or Lease Consolidation Schedule

Land sf	Survey

Building sf	Survey, Appraisal or Property Condition Report

Year built	Property Condition Report

Original lease commencement date	Lease Agreement or Lease Consolidation Schedule

Current lease expiration	Lease Agreement or Lease Consolidation Schedule

Date of last rent bump	Lease Agreement or Lease Consolidation Schedule

Date of next rent bump	Lease Agreement or Lease Consolidation Schedule

Rent bump % cap	Lease Agreement or Lease Consolidation Schedule

Rent bump description	Lease Agreement or Lease Consolidation Schedule

Exhibit 1 to Attachment A Page 2 of 4

Compared Characteristic	Source(s)
Tenant purchase option (Y/N)	Lease Agreement or Lease Consolidation Schedule

Appraisal date	Appraisal

Land value	Appraisal

Appraised value	Appraisal

Notes:

i.	For the purpose of comparing the client name, master lease (Y/N), original lease commencement date, current lease expiration, date of last rent bump, rent bump % cap, rent bump description and tenant purchase option (Y/N) Compared Characteristics for each New 2025-1 Owned Property and Lease (except for New 2025-1 Owned Property and Lease Numbers 1, 12, 17, 18, 19, 20, 21, 28, 29 and 30 (collectively, the “New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation”)), the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the client name, master lease (Y/N), original lease commencement date, current lease expiration, date of last rent bump, rent bump % cap, rent bump description and tenant purchase option (Y/N) Compared Characteristics for the New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Consolidation Schedule as the Source.

ii.	For the purpose of comparing the client name, concept, industry and rent bump description Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to ignore differences that appear to be due to punctuation, abbreviations, truncations, additional words or descriptions.

iii.	For the purpose of comparing the industry Compared Characteristic for each New 2025-1 Owned Property and Lease (except for New 2025-1 Owned Property and Lease Numbers 10 and 11), the Property Manager, on behalf of the Issuers, instructed us to use the Investor Memorandum as the Source.

For the purpose of comparing the industry Compared Characteristic for New 2025-1 Owned Property and Lease Numbers 10 and 11, the Property Manager, on behalf of the Issuers, instructed us to use the industry description, as shown in the NAICS Code Schedule, corresponding to the 5-digit NAICS, as shown in the corresponding Investor Memorandum.

Exhibit 1 to Attachment A Page 3 of 4

iv.	For the purpose of comparing the aggregate unit FCC Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement with an aggregate unit FCC of <blank> if the related contract ID, as shown on the Preliminary Data File, had multiple unique Property IDs and the New 2025-1 Owned Property and Lease was not the first unique property ID listed for that contract ID on the Preliminary Data File.

v.	For the purpose of comparing the monthly rent payment Compared Characteristic for each New 2025-1 Owned Property and Lease (except for any New 2025-1 Owned Property and Lease described in the succeeding paragraph(s) of this note), the Property Manager, on behalf of the Issuers, instructed us to divide the annual rent payment, as shown in the applicable Source(s), by 12.

For the purpose of comparing the monthly rent payment Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a monthly rent payment value of <blank> if the related contract ID, as shown on the Preliminary Data File, had multiple unique Property IDs and the New 2025-1 Owned Property and Lease was not the first unique property ID listed for that contract ID on the Preliminary Data File.

vi.	For the purpose of comparing the corporate guaranty (Y/N) Compared Characteristic for each New 2025-1 Owned Property and Lease (except for the New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation), the Property Manager, on behalf of the Issuers, instructed us to use the Corporate Guaranty as the Source.

For the purpose of comparing the corporate guaranty (Y/N) Compared Characteristic for the New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Consolidation Schedule as the Source.

vii.	For the purpose of comparing the land sf and building sf Compared Characteristics, the Property Manager, on behalf of the Issuers, instructed us to round the value, as shown on the applicable Source(s), to the nearest whole number.

viii.	For the purpose of comparing the year built Compared Characteristic, the Property Manager, on behalf of the Issuers, instructed us to use the earliest year if a range of years was shown in the applicable Source(s).

Exhibit 1 to Attachment A Page 4 of 4

ix.	For the purpose of comparing the date of next rent bump Compared Characteristic for each New 2025-1 Owned Property and Lease (except for the New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation), the Property Manager, on behalf of the Issuers, instructed us to use the day prior to the next rent bump date, as shown in the Lease Agreement.

For the purpose of comparing the date of next rent bump Compared Characteristic for the New 2025-1 Owned Properties and Leases Undergoing Lease Consolidation, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Consolidation Schedule as the Source.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, described above.

Exhibit 2 to Attachment A

Provided Characteristics

Property ID Contract ID Current lease rate Original lease expiration

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.